Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Provisions for taxes
Current taxes	$ 1,130	$ 1,258	$ 967
Deferred taxes	72	(136)	63
Tax expense from continuing operations	1,202	1,122	1,030
Tax expense (benefit) from discontinued operations	1	(8)
Reconciliation of taxes:
Income from continuing operations before taxes	3,896	4,066	3,838
Weighted-average global tax rate (as a percent)	23.80%	22.70%	23.60%
Income taxes at weighted average tax rate	929	922	906
Items taxed at rates other than the weighted-average tax rate	146	110	60
Impact of non-deductible goodwill allocated to divested businesses	77
Changes in valuation allowance, net	52	31	44
Effects of changes in tax laws and enacted tax rates	(52)	1	(27)
Other, net	50	58	47
Tax expense from continuing operations	1,202	1,122	1,030
Effective tax rate for the year (as a percent)	30.90%	27.60%	26.80%
Deferred tax assets:
Unused tax losses and credits	644	1,000
Provisions and other accrued liabilities	825	858
Pension	671	477
Inventories	297	302
Property, plant and equipment and other non-current assets	265	83
Other	112	140
Total gross deferred tax asset	2,814	2,860
Valuation allowance	(600)	(589)
Total gross deferred tax asset, net of valuation allowance	2,214	2,271
Deferred tax liabilities:
Property, plant and equipment	(343)	(323)
Intangibles and other non-current assets	(766)	(1,110)
Pension and other accrued liabilities	(191)	(206)
Inventories	(118)	(135)
Other current assets	(149)	(161)
Unremitted earnings	(612)	(598)
Other	(76)	(60)
Total gross deferred tax liability	(2,255)	(2,593)
Net deferred tax liability	(41)	(322)
Included in:
"Deferred taxes"-current assets	902	832
"Deferred taxes"-non-current assets	511	370
"Deferred taxes"-current liabilities	(289)	(259)
"Deferred taxes"-non-current liabilities	(1,165)	(1,265)
Net deferred tax liability	(41)	(322)
Foreign subsidiary retained earnings permanently reinvested	100	200
Unused tax losses and credits, valuation allowance	151	172
Net operating loss carry-forwards, available to certain subsidiaries	2,200
Tax credits, available to certain subsidiaries	67
Unrecognized tax benefits
Unrecognized tax benefits, balance at beginning of period	733	669	653
Net change due to acquisitions and divestments, Unrecognized tax benefits	(3)	17	10
Increase relating to prior year tax positions, Unrecognized tax benefits	25	43	51
Decrease relating to prior year tax positions, Unrecognized tax benefits	(24)	(30)	(73)
Increase relating to current year tax positions, Unrecognized tax benefits	85	90	141
Decrease related to current year tax positions, Unrecognized tax benefits	(1)	(1)	(3)
Decrease due to settlements with tax authorities, Unrecognized tax benefits	(19)	(18)	(89)
Decrease as a result of the applicable statute of limitations, Unrecognized tax benefits	(36)	(46)	(29)
Exchange rate differences, Unrecognized tax benefits	(55)	9	8
Unrecognized tax benefits, balance at end of period	705	733	669
Increase relating to current year tax positions, Unrecognized tax benefits, interpretation of tax law and double tax treaty	56	62	108
Penalties and interest related to unrecognized tax benefits:
Beginning balance of penalties and interest related to unrecognized tax benefits	154	127	169
Net change due to acquisitions and divestments, penalties and interest	1	2
Increase relating to prior year tax positions, penalties and interest	39	36	26
Decrease relating to prior year tax positions, penalties and interest	(7)		(56)
Increase relating to current year tax positions, penalties and interest		4	1
Decrease due to settlements with tax authorities, penalties and interest	(10)	(5)	(11)
Decrease as a result of the applicable statute of limitations, penalties and interest	(19)	(13)	(7)
Exchange rate differences, penalties and interest	(12)	3	5
Ending balance of penalties and interest related to unrecognized tax benefits	146	154	127
Total unrecognized tax benefits, including penalties and interest:
Classification as unrecognized tax items at beginning	887	796	822
Net change due to acquisitions and divestments	(2)	19	10
Increase relating to prior year tax positions	64	79	77
Decrease relating to prior year tax positions	(31)	(30)	(129)
Increase relating to current year tax positions	85	94	142
Decrease related to current year tax positions	(1)	(1)	(3)
Decrease due to settlements with tax authorities	(29)	(23)	(100)
Decrease as a result of the applicable statute of limitations	(55)	(59)	(36)
Exchange rate differences	(67)	12	13
Balance at end, which would, if recognized, affect the effective tax rate	851	887	796
Expiring through 2034
Included in:
Net operating loss carry-forwards, available to certain subsidiaries	1,232
Tax credits, available to certain subsidiaries	$ 48